CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows used in Operating Activities
Net loss	$ (8,915)	$ (8,501)
Items not affecting cash from operations:
Environmental services contract loss provision	44	(90)
Depreciation of fixed assets and right-of-use assets	2,203	1,601
Amortization of intangible assets	47	51
Share-based compensation expense	4,075	2,580
Finance costs, foreign exchange and other	70	269
Derivative asset gain	(5,489)	(3,071)
Unrealized loss on investments	3	573
Deferred income tax provision	820	1,507
Changes in non-cash working capital balances related to operations
(Increase) decrease in accounts and other receivables	277	(4,107)
Increase in inventories	(51)	(26)
Decrease in prepaid expenses and other current assets	438	650
Decrease (increase) in deferred revenue	771	(88)
(Decrease) increase in accounts payable and accrued liabilities	(1,512)	3,162
Cash flows used in operating activities	(7,219)	(5,490)
Cash Flows (used in) from Investing Activities
Expenditures on mineral properties	(6,623)	(17,115)
Purchase or disposal of property, plant and equipment	(1,097)	(486)
Decrease (increase) in restricted cash	(12)	4,383
Acquisition of subsidiary	0	(536)
Investment in joint venture	(367)	0
Purchase of investments	(28)	(407)
Cash flows from (used in) investing activities	(8,127)	(14,161)
Cash Flows from (used in) Financing Activities
Proceeds from issuance of shares	12,135	9,042
Issuance costs	(1,379)	(966)
Repayment of lease liabilities	(599)	0
Proceeds from exercise of warrants	2,687	2,027
Proceeds from exercise of stock options	767	218
Cash flows from (used in) financing activities	13,611	10,321
Decrease in Cash and Cash Equivalents	(1,735)	(9,330)
Cash and Cash Equivalents - Beginning of Year	8,576	17,906
Cash and Cash Equivalents - End of Year	$ 6,841	$ 8,576